Loans, allowance for loan losses and credit quality (Tables)	12 Months Ended
Dec. 31, 2020
Loans
Loans
end of	2020	2019
Loans (CHF million)
Mortgages [1]	111,270	109,671
Loans collateralized by securities [1]	51,789	56,425
Consumer finance	4,888	4,401
Consumer	167,947	170,497
Real estate	29,045	29,220
Commercial and industrial loans [1]	74,097	73,495
Financial institutions	19,072	20,367
Governments and public institutions	3,378	4,262
Corporate & institutional	125,592	127,344
Gross loans	293,539	297,841
of which held at amortized cost	282,131	285,179
of which held at fair value	11,408	12,662
Net (unearned income)/deferred expenses	(95)	(116)
Allowance for credit losses	(1,536)	(946)
Net loans	291,908	296,779
Gross loans by location
Switzerland	168,589	163,133
Foreign	124,950	134,708
Gross loans	293,539	297,841
Impaired loans
Non-performing loans	1,666	1,250
Non-interest-earning loans	375	260
Non-accrual loans	2,041	1,510
Restructured loans	313	350
Potential problem loans	843	266
Other impaired loans	1,156	616
Gross impaired loans [2]	3,197	2,126
1
Certain corporate & institutional loans have been reclassified to consumer loans following the application of a look-through approach with regard to beneficial owners. The prior period has been reclassified to conform to the current presentation.

2
As of December 31, 2020 and 2019, CHF 180 million and CHF 208 million, respectively, were related to consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process.

Bank
Loans
Loans
end of	2020	2019
Loans (CHF million)
Mortgages [1]	111,270	109,671
Loans collateralized by securities [1]	51,789	56,425
Consumer finance	4,888	4,401
Consumer	167,947	170,497
Real estate	29,045	29,220
Commercial and industrial loans [1]	74,700	74,094
Financial institutions	26,901	27,013
Governments and public institutions	3,378	4,262
Corporate & institutional	134,024	134,589
Gross loans	301,971	305,086
of which held at amortized cost	290,563	292,425
of which held at fair value	11,408	12,661
Net (unearned income)/deferred expenses	(95)	(116)
Allowance for credit losses	(1,535)	(945)
Net loans	300,341	304,025
Gross loans by location
Switzerland	176,312	169,671
Foreign	125,659	135,415
Gross loans	301,971	305,086
Impaired loans
Non-performing loans	1,666	1,250
Non-interest-earning loans	363	248
Non-accrual loans	2,029	1,498
Restructured loans	313	350
Potential problem loans	843	266
Other impaired loans	1,156	616
Gross impaired loans [2]	3,185	2,114
1
Certain corporate & institutional loans have been reclassified to consumer loans following the application of a look-through approach with regard to beneficial owners. The prior period has been reclassified to conform to the current presentation.

2
As of December 31, 2020 and 2019, CHF  180 million and CHF  208 million, respectively, were related to consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process.